INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2022 (Details) ₴ in Millions, $ in Millions, ₽ in Billions, ₨ in Billions, ৳ in Billions		1 Months Ended															2 Months Ended	3 Months Ended				12 Months Ended
	May 31, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 PKR (₨)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 UAH (₴)	May 31, 2022 USD ($)	May 31, 2022 BDT (৳)	May 31, 2022 UAH (₴)	Apr. 30, 2022 USD ($) loan	Apr. 30, 2022 UAH (₴) loan	Mar. 31, 2022 USD ($)	Mar. 31, 2022 PKR (₨)	Mar. 31, 2022 UAH (₴)	Feb. 28, 2022 USD ($) bank	Feb. 28, 2022 RUB (₽) bank	May 31, 2022 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 PKR (₨)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 BDT (৳)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 UAH (₴)	Dec. 31, 2022 USD ($)	May 31, 2024 PKR (₨)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 UAH (₴)	May 31, 2023 USD ($)	Apr. 30, 2023 PKR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 UAH (₴)	May 31, 2022 UAH (₴)	Apr. 30, 2022 BDT (৳)	Apr. 30, 2022 PKR (₨)	Apr. 30, 2022 UAH (₴)	Apr. 30, 2022 RUB (₽)	Mar. 31, 2022 RUB (₽)	Feb. 28, 2022 RUB (₽)
Disclosure of detailed information about borrowings [line items]
Utilized																						$ 3,348	$ 3,707
Repayment of borrowings																						$ 1,483	1,098		$ 1,619
Exposure to credit risk on loan commitments and financial guarantee contracts												$ 30
VTB Bank term loan facility agreement, maturity february 2029
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 400,000																										₽ 30
Alfa Bank $1250 revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount												1,250
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings extension option, term															1 year	1 year
Number of banks not extending facility | bank															2	2
Utilized																							1,055				$ 363	$ 692
Proceeds from non-current borrowings				$ 82											$ 430		$ 610
Facility amount												1,055			1,250
Revolving credit facility | Borrowings
Disclosure of detailed information about borrowings [line items]
Utilized		$ 692																													$ 363
Revolving credit facility | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Notional amount															250
Revolving credit facility | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Notional amount															805
Alfa Bank $125 commitment
Disclosure of detailed information about borrowings [line items]
Notional amount												125
Repayment of borrowings										$ 43
Raiffeisen Bank Russia $170 commitment
Disclosure of detailed information about borrowings [line items]
Notional amount												70
Repayment of borrowings							$ 24
Sberbank and Alfa Bank
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 1,112																													₽ 90
Number of group-level loans | loan										2	2
Sherbank RUB 45 million loan
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 556,000																													45
Alfa Bank RUB 45 million loan
Disclosure of detailed information about borrowings [line items]
Notional amount										556																													₽ 45
Notes 7.5%
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 417
Borrowings, interest rate (in percent)															7.50%																										7.50%
VTB bank bilateral term loan
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings															$ 396	₽ 30
VEON Finance Ireland Designated Activity Company | VTB Bank term loan facility agreement, maturity february 2029
Disclosure of detailed information about borrowings [line items]
Notional amount												259																												₽ 30
PMCL (Pakistan Mobile Communications Ltd) | PKR50BN syndicated credit facility
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings		41	₨ 10									222	₨ 40
PMCL (Pakistan Mobile Communications Ltd) | Syndicated loan with a 10 year maturity
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 164								217																						₨ 40					₨ 40
Utilized										$ 156																											₨ 30
Proceeds from non-current borrowings																		$ 232	₨ 65
Facility amount	$ 270																									₨ 75
Borrowings term	10 years									10 years	10 years
Banglalink | Syndicated loan with a 5 years maturity
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 139																										৳ 12
Proceeds from non-current borrowings							103,000	৳ 9												$ 32,000	৳ 3
Borrowings term										5 years	5 years
Banglalink | USD300M syndicated term facility
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings							38	৳ 3
Kyivstar | JSC Citibank
Disclosure of detailed information about borrowings [line items]
Notional amount							46			$ 46							46												$ 46	₴ 1,350			$ 46	₴ 1,350	₴ 1,350			₴ 1,350
Kyivstar | JSC credit agricole
Disclosure of detailed information about borrowings [line items]
Notional amount							44			44							44												44	1,275			44	1,275	1,275			1,275
Kyivstar | Alfa Bank $1667 million loan
Disclosure of detailed information about borrowings [line items]
Notional amount							57			57							$ 57												$ 57	1,677			$ 57	1,677	1,677			1,677
Kyivstar | OTP Bank UAH 490 million loan
Disclosure of detailed information about borrowings [line items]
Notional amount | ₴																														₴ 1,250				₴ 1,250	₴ 1,250			₴ 1,250
Repayment of borrowings					$ 17	₴ 490	$ 17		₴ 490	$ 17	₴ 490	$ 17		₴ 490									$ 21	₴ 760